LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Schedule of Components of Leases

The Company has the following balances recorded on its consolidated balance sheets related to leases:

	March 31, 2020	December 31, 2019
Assets:
Operating	$8,793	$10,570
Finance	5,095	5,685

Total ROU assets(1)	$13,888	$16,255

Liabilities:
Current
Operating	$1,825	$2,022
Finance	1,200	1,200
Long-term
Operating	9,833	11,495
Finance	3,927	4,302

Total lease liabilities(2)	$16,785	$19,019

(1)	The Company’s ROU operating assets and finance assets are presented within Other assets and Property and equipment, net of accumulated depreciation, respectively, in its consolidated balance sheets.
(2)	The Company’s current lease liabilities and long-term are presented within Accounts payable and accrued liabilities and Other long-term liabilities, respectively, in its consolidated balance sheets.

The Company has the following balances recorded on its consolidated balance sheet as of December 31, 2019 related to leases (in thousands):

December 31, 2019
Assets:
Operating	$10,570
Finance	5,685

Total ROU assets(1)	$16,255

Liabilities:
Current
Operating	$2,022
Finance	1,200
Long-term
Operating	11,495
Finance	4,302

Total lease liabilities(2)	$19,019

(1)	The Company’s ROU operating assets and finance assets are presented within Other assets and Property and equipment, net of accumulated depreciation, respectively in its consolidated balance sheet.
(2)	The Company’s current and long-term lease liabilities are presented within Accounts payable and accrued liabilities and Other long-term liabilities, respectively, in its consolidated balance sheet.

Components of Lease Expense

The components of lease expense were as follows:

		Three months ended March 31,
		2020	2019
Lease cost	Classification
Operating lease costs(1)	General and administrative expense	$801	$920
Finance lease costs
Amortization of leased assets	Depreciation and Amortization	329	320
Interest on lease liabilities	Interest expense	116	116
Variable lease costs	General and administrative expense	—	—
Short-term lease costs(2)	General and administrative expense	—	—

Net lease costs		$1,246	$1,356

(1)	The Company includes its variable lease costs under operating lease costs as these variable lease costs are immaterial.
(2)	The Company does not have any short-term leases with lease terms greater than one month.

The components of lease expense were as follows (in thousands):

		Year ended December 31, 2019
Lease cost	Classification
Operating lease costs(1)	General and administrative expense	$3,628
Finance lease costs
Amortization of leased assets	Depreciation and Amortization	1,282
Interest on lease liabilities	Interest expense	495
Short-term lease costs(2)	General and administrative expense	—

Net Lease costs		$5,405

(1)	The Company includes its variable lease costs under operating lease costs as these variable lease costs are immaterial.
(2)	The Company does not have any short-term leases with lease terms greater than one month.

Schedule of Minimum Lease Commitments Remaining Under the Company's Operating Lease and Capital Lease, per ASC 840

Minimum lease commitments remaining under the Company’s operating leases and capital leases, per ASC 840, Leases, as of December 31, 2018 were as follows (in thousands):

Year ending December 31,	Operating	Capital
2019	$4,349	$1,499
2020	2,765	1,196
2021	2,130	949
2022	1,539	558
2023	1,184	89
Thereafter	5,737	—

Total	$17,704	$4,291

Less: Interest		(875)

Present value of lease liabilities		$3,416

Maturities of the Company's Lease Labilities

Maturities of the Company’s lease labilities as of March 31, 2020 were as follows:

Year ending December 31,	Operating	Finance
2020	$2,207	$1,267
2021	2,512	1,838
2022	2,178	2,027
2023	1,900	708
2024	1,768	105
Thereafter	5,854	—

Total	$16,419	$5,945

Less: Interest	(4,762)	(817)

Present value of lease liabilities	$11,657	$5,128

Maturities of the Company’s lease labilities as of December 31, 2019 were as follows:

Year ending December 31,	Operating	Finance
2019	$3,283	$1,759
2020	2,783	1,838
2021	2,455	2,026
2022	2,190	708
2023	2,046	106
Thereafter	6,348	—

Total	$19,105	$6,437

Less: Interest	(5,588)	(935)

Present value of lease liabilities	$13,517	$5,502

ASC 842
Schedule of Maturities the Company's of Lease liabilities, per ASC 842

Maturities of the Company’s lease labilities as of December 31, 2019, per ASC 842, Leases, were as follows (in thousands):

Year ending December 31,	Operating	Finance
2020	$3,283	$1,759
2021	2,783	1,838
2022	2,455	2,026
2023	2,190	708
2024	2,046	106
Thereafter	6,348	—

Total	$19,105	$6,437

Less: Interest	(5,588)	(935)

Present value of lease liabilities	$13,517	$5,502